Available-for-sale assets and discontinued operations (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash Flow Discontinued Operations [Abstract]
Profit before income tax and social contribution	R$ 40,760	R$ 16,827
Adjustments for reconciliation of profit
Depreciation, amortization and depletion	5,428	5,639
Interest and monetary and exchange variations, net	(867)	17,090
Other	93	61
Total Adjustments for reconciliation of profit	45,414	39,617
Changes in operating working capital	41,642	(18,720)
Cash from operations	87,056	20,897
Acquisitions to property, plant and equipment	(5,491)	(8,749)
Other		214
Net cash used in investing activities	(5,491)	(8,535)
Short-term and long-term debt
Short-term and long-term debt - Obtained		44,254
Short-term and long-term debt - Payments	(57,543)	(2,121)
Related parties
Braskem Idesa borrowings - Obtained	26,469	24,553
Braskem Idesa borrowings - Payments	(35,094)	(24,646)
Dividends paid	(6,029)	(2,380)
Net cash provided (used) by financing activities	(72,197)	39,660
Increase in cash and cash equivalents	9,368	52,022
Represented by
Cash and cash equivalents at the beginning of the year	66,778	14,756
Cash and cash equivalents at the end of the year	76,146	66,778
Increase in cash and cash equivalents	R$ 9,368	R$ 52,022